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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08291
                                   ---------------------------------------

                             ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  40 West 57th Street, 18th Floor        New York, New York            10019
--------------------------------------------------------------------------------
           (Address of principal executive offices)                  (Zip code)

                           R. Alan Medaugh, President

   ISI, Inc.     40 West 57th Street, 18th Floor    New York, New York 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                     ---------------------------

Date of fiscal year end:        October 31, 2008
                          ------------------------------------

Date of reporting period:       July 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

SECURITY                                                   SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 81.50%

AEROSPACE & DEFENSE - 1.56%
  Goodrich Corp.                                            1,100   $     54,054
  Honeywell International, Inc.                             3,500        177,940
  Northrop Grumman Corp.                                   10,000        673,900
  United Technologies Corp.                                 3,000        191,940
                                                                    ------------
                                                                       1,097,834
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.56%
  FedEx Corp.                                               5,000        394,200
                                                                    ------------

AIRLINES - 0.88%
  Southwest Airlines Co.                                   40,000        623,600
                                                                    ------------

AUTO COMPONENTS - 0.32%
  Johnson Controls, Inc.                                    7,560        228,010
                                                                    ------------

BEVERAGES - 0.65%
  Coca-Cola Co.                                             5,000        257,500
  Hansen Natural Corp.*                                     5,000        114,300
  Pepsico, Inc.                                             1,284         85,463
                                                                    ------------
                                                                         457,263
                                                                    ------------
BIOTECHNOLOGY - 2.47%
  Amgen, Inc.*                                              7,300        457,199
  Genentech, Inc.*                                          6,324        602,361
  Genzyme Corp.*                                            5,000        383,250
  Savient Pharmaceuticals, Inc.*                           11,300        300,354
                                                                    ------------
                                                                       1,743,164
                                                                    ------------

CAPITAL MARKETS - 4.03%
  BGC Partners, Inc.*                                       1,544         10,962
  Bank of New York Mellon Corp. (The)                         842         29,891
  Blackrock, Inc. Class A                                   2,240        485,430
  Charles Schwab Corp.                                     14,100        322,749
  E*TRADE Financial Corp.*                                  5,600         16,912
  Goldman Sachs Group, Inc.                                 5,000        920,200
  Knight Capital Group, Inc.*                               5,000         81,950
  Lehman Brothers Holdings, Inc.                           10,800        187,272
  Merrill Lynch & Co.                                       6,120        163,098
  SEI Investments Co.                                       6,400        147,392
  SWS Group, Inc.                                           5,000         94,600
  State Street Corp.                                        5,300        379,692
                                                                    ------------
                                                                       2,840,148
                                                                    ------------
CHEMICALS - 1.24%
  Ashland, Inc.                                             5,000        208,850
  FMC Corp.                                                 2,700        200,799
  International Flavors & Fragrance, Inc.                  11,500        462,530
                                                                    ------------
                                                                         872,179
                                                                    ------------
COMMERCIAL BANKS - 2.27%
  Cullen/Frost Bankers, Inc.                                5,000        263,700
  F.N.B. Corp.                                              5,100         57,783
  First Commonwealth Financial Corp.                        9,400        107,160
  Frontier Financial Corp.                                  5,000         57,750
  Glacier Bancorp, Inc.                                     5,000        108,350
  Hancock Holding Co.                                       5,000        224,450
  Prosperity Bancshares, Inc.                               5,000        160,500
  Regions Financial Corp.                                     546          5,176
  Susquehanna Bancshares, Inc.                              5,000         71,600
  UMB Financial Corp.                                       5,000        275,350
  US Bancorp                                                2,473         75,698
  UnionBanCal Corp.                                         3,582        192,425
  Zions Bancorp.                                              100          2,927
                                                                    ------------
                                                                       1,602,869
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES - 0.50%
  Copart, Inc.*                                             5,000        219,300
  Herman Miller, Inc.                                       5,000        130,700
                                                                    ------------
                                                                         350,000
                                                                    ------------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

SECURITY                                                   SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 81.50% (CONTINUED)

COMMUNICATIONS EQUIPMENT - 1.34%
  Cisco Systems, Inc.*                                     40,857   $    898,445
  Juniper Networks, Inc.*                                   1,795         46,724
                                                                    ------------
                                                                         945,169
                                                                    ------------
COMPUTERS & PERIPHERALS - 5.14%
  Apple, Inc.*                                              5,848        929,540
  Hewlett-Packard Co.                                      10,000        448,000
  International Business Machines Corp.                    13,422      1,717,748
  NCR Corp.*                                               10,000        268,600
  Sun Microsystems, Inc.*                                   2,190         23,280
  Teradata Corp.*                                          10,000        234,200
                                                                    ------------
                                                                       3,621,368
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.32%
  Layne Christensen Co.*                                    5,000        228,350
                                                                    ------------

CONSUMER FINANCE - 0.13%
  Discover Financial Services, LLC                          6,240         91,416
                                                                    ------------

CONTAINERS & PACKAGING - 0.27%
  Owens-Illinois, Inc.*                                     4,500        190,080
                                                                    ------------

DISTRIBUTORS - 0.08%
  Genuine Parts Co.                                         1,450         58,159
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES - 1.58%
  CME Group, Inc.                                             800        288,104
  Citigroup, Inc.                                          12,702        237,400
  Financial Federal Corp.                                  15,000        345,750
  Moody's Corp.                                             6,974        242,765
                                                                    ------------
                                                                       1,114,019
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.47%
  AT&T, Inc.                                               21,439        660,536
  Fairpoint Communications, Inc.                              771          5,352
  Qwest Communications International, Inc.                  9,900         37,917
  Verizon Communications, Inc.                              9,688        329,780
                                                                    ------------
                                                                       1,033,585
                                                                    ------------
ELECTRIC UTILITIES - 2.27%
  Alleghany Energy, Inc.                                    7,200        348,480
  DPL, Inc.                                                40,000      1,015,200
  PPL Corp.                                                 5,000        234,800
                                                                    ------------
                                                                       1,598,480
                                                                    ------------
ELECTRICAL EQUIPMENT - 0.22%
  Rockwell Automation, Inc.                                 3,439        153,070
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.26%
  Agilent Technologies, Inc.*                               5,105        184,086
                                                                    ------------

ENERGY EQUIPMENT & SERVICES - 2.47%
  Transocean, Inc.*                                         4,757        647,095
  Halliburton Co.                                           5,000        224,100
  National Oilwell Varco, Inc.*                             5,000        393,150
  Superior Energy Services, Inc.*                          10,000        474,300
                                                                    ------------
                                                                       1,738,645
                                                                    ------------
FOOD & STAPLES RETAILING - 1.44%
  Costco Wholesale Corp.                                    2,860        179,265
  Wal-Mart Stores, Inc.                                    14,266        836,273
                                                                    ------------
                                                                       1,015,538
                                                                    ------------
FOOD PRODUCTS - 2.12%
  Bunge, Ltd.                                               4,276        422,982
  General Mills, Inc.                                       5,000        321,950
  Hershey Co. (The)                                         5,000        183,850
  Hormel Foods Corp.                                       10,000        361,700
  McCormick & Co. - Non-Voting Shares                       5,000        200,500
  Sarah Lee Corp.                                             300          4,098
                                                                    ------------
                                                                       1,495,080
                                                                    ------------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

SECURITY                                                   SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 81.50% (CONTINUED)

GAS UTILITIES - 0.96%
  Energen Corp.                                             7,100   $    427,420
  National Fuel Gas Co.                                     5,000        248,950
                                                                    ------------
                                                                         676,370
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES  - 1.00%
  Baxter International, Inc.                                  500         34,305
  Beckman Coulter, Inc.                                       100          7,234
  IDEXX Laboratories, Inc.*                                 5,000        267,500
  Medtronic, Inc.                                           2,670        141,056
  Meridian Bioscience, Inc.                                 5,000        130,050
  Sirona Dental Systems, Inc.*                              5,000        124,100
                                                                    ------------
                                                                         704,245
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES  - 2.92%
  Aetna, Inc.                                               5,400        221,454
  AmerisourceBergen Corp.                                  10,000        418,700
  CIGNA Corp.                                               8,046        297,863
  Express Scripts, Inc.*                                    5,000        352,700
  Health Net, Inc.*                                        10,000        279,600
  Landauer, Inc.                                              700         45,031
  McKesson Corp.                                            4,700        263,153
  Unitedhealth Group, Inc.                                  6,548        183,868
                                                                    ------------
                                                                       2,062,369
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE - 1.04%
  Burger King Holdings, Inc.                                5,000        134,150
  McDonald's Corp.                                         10,000        597,900
                                                                    ------------
                                                                         732,050
                                                                    ------------
HOUESHOLD DURABLES - 0.15%
  Harman International Industries, Inc.                       600         24,702
  Newell Rubbermaid, Inc.                                   5,000         82,650
                                                                    ------------
                                                                         107,352
                                                                    ------------
HOUSEHOLD PRODUCTS - 0.99%
  Procter & Gamble Co.                                     10,644        696,969
                                                                    ------------

INDUSTRIAL CONGLOMERATES - 1.84%
  3M Co.                                                    2,400        168,936
  General Electric Co.                                     25,234        713,870
  Textron, Inc.                                             9,600        417,312
                                                                    ------------
                                                                       1,300,118
                                                                    ------------
INSURANCE - 4.21%
  Aon Corp.                                                17,000        778,600
  Loews Corp.                                              13,000        579,280
  Marsh & McLennan Companies, Inc.                         26,363        744,755
  MetLife, Inc.                                            10,000        507,700
  Prudential Financial, Inc.                                5,000        344,850
  Torchmark Corp.                                             200         11,610
  Travelers Cos., Inc. (The)                                  100          4,412
                                                                    ------------
                                                                       2,971,207
                                                                    ------------
INTERNET & CATALOG RETAIL - 0.29%
  Amazon.com, Inc.*                                         1,000         76,340
  drugstore.com, Inc.*                                      5,000         10,700
  Expedia, Inc.*                                            2,543         49,766
  Stamps.com, Inc.*                                         5,000         68,050
                                                                    ------------
                                                                         204,856
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 1.89%
  Akamai Technologies, Inc.*                                5,000        116,700
  eBay, Inc.*                                               2,840         71,483
  Google, Inc.*                                             2,200      1,042,250
  Yahoo!, Inc.*                                             5,000         99,450
                                                                    ------------
                                                                       1,329,883
                                                                    ------------
IT SERVICES - 0.27%
  Fidelity National Information Services, Inc.                279          5,287
  Heartland Payment Systems, Inc.                           3,000         69,030
  Hewitt Associates, Inc. - A*                              2,940        108,339
  Lender Processing Services, Inc.*                           139          4,636
                                                                    ------------
                                                                         187,292
                                                                    ------------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

SECURITY                                                   SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 81.50% (CONTINUED)

LEISURE EQUIPMENT & PRODUCTS - 0.10%
  Eastman Kodak Co.                                         5,000   $     73,200
                                                                    ------------

LIFE SCIENCES TOOLS & SERVICES - 1.49%
  Covance, Inc.*                                            5,000        459,000
  Invitrogen Corp.*                                        10,000        443,500
  PerkinElmer, Inc.                                         1,000         29,100
  Pharmanet Development Group, Inc.*                        5,000        120,650
                                                                    ------------
                                                                       1,052,250
                                                                    ------------
MACHINERY - 2.09%
  AGCO Corp.*                                               5,800        347,130
  Flow International Corp.*                                 5,000         33,300
  Illinois Tool Works, Inc.                                 1,138         53,315
  Joy Global, Inc.                                          5,000        361,100
  Manitowoc Company, Inc.                                  14,000        369,040
  Timken Co.                                                9,300        307,086
                                                                    ------------
                                                                       1,470,971
                                                                    ------------
MEDIA - 1.30%
  DIRECTV Group, Inc. (The)*                               10,000        270,200
  DreamWorks Animation SKG*                                 3,439        102,138
  Interpublic Group of Companies, Inc.*                     1,900         16,701
  Liberty Media Corp. - Capital - Series-A                    379          5,890
  Liberty Media Corp. - Entertainment - Series-A*           1,516         37,324
  Marvel Entertainment, Inc.*                               5,000        173,500
  McGraw-Hill Companies, Inc.                                 600         24,402
  New York Times Co. - Class A                             10,000        125,900
  News Corp. - Class A                                        604          8,534
  Walt Disney Co. (The)                                     5,000        151,750
                                                                    ------------
                                                                         916,339
                                                                    ------------
METALS & MINING - 0.82%
  AK Steel Holding Corp.                                    5,348        339,598
  Newmont Mining Corp.                                      5,000        239,800
                                                                    ------------
                                                                         579,398
                                                                    ------------
MULTILINE RETAIL - 0.21%
  Sears Holdings Corp.*                                     1,200         97,200
  Target Corp.                                              1,198         54,185
                                                                    ------------
                                                                         151,385
                                                                    ------------
MULTI-UTILITIES - 0.36%
  MDU Resources Group, Inc.                                 5,000        159,550
  TECO Energy, Inc.                                         5,000         92,750
                                                                    ------------
                                                                         252,300
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS - 9.65%
  Chevron Corp.                                             9,328        788,776
  ConocoPhillips                                            8,650        706,013
  Exxon Mobil Corp.                                        26,424      2,125,282
  Hess Corp.                                                3,439        348,715
  Kinder Morgan Management, LLC*                            5,271        289,411
  Marathon Oil Corp.                                        9,000        445,230
  Mariner Energy, Inc.*                                        94          2,487
  Newfield Exploration Co.*                                 5,000        244,900
  Plains Exploration & Production Co.*                     10,000        559,700
  Quicksilver Resources, Inc.*                             15,000        392,400
  Williams Companies, Inc.                                 28,100        900,605
                                                                    ------------
                                                                       6,803,519
                                                                    ------------
PERSONAL PRODUCTS - 0.30%
  Avon Products, Inc.                                       5,000        212,000
                                                                    ------------

PHARMACEUTICALS - 4.46%
  Abbott Laboratories                                       4,335        244,234
  Allergan, Inc.                                              420         21,811
  Bristol-Myers Squibb Co.                                  2,247         47,457
  Eli Lilly & Co.                                           2,396        112,875
  Forest Laboratories, Inc.*                               10,000        355,100
  Johnson & Johnson                                        12,606        863,133
  King Pharmaceuticals, Inc.*                               7,400         85,174
  Pfizer, Inc.                                             56,763      1,059,765

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

SECURITY                                                   SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 81.50% (CONTINUED)

PHARMACEUTICALS - 4.46% (CONTINUED)
  Salix Pharmaceuticals, Ltd.*                              6,300   $     50,274
  Schering-Plough Corp.                                     4,500         94,860
  ViroPharma, Inc.*                                         5,000         61,550
  Wyeth                                                     3,630        147,088
                                                                    ------------
                                                                       3,143,321
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 1.64%
  Boston Properties, Inc.                                   5,100        490,569
  ProLogis                                                  5,000        244,400
  Public Storage, Inc.                                      5,186        424,682
                                                                    ------------
                                                                       1,159,651
                                                                    ------------
ROAD & RAIL - 3.24%
  Burlington Northern Santa Fe Corp.                        5,000        520,650
  CSX Corp.                                                 5,000        337,900
  Kansas City Southern*                                     5,000        275,000
  Ryder Systems, Inc.                                       5,000        329,800
  Union Pacific Corp.                                      10,000        824,400
                                                                    ------------
                                                                       2,287,750
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.89%
  Broadcom Corp.- Class A*                                  6,950        168,815
  Entegris, Inc.*                                           1,444          9,140
  Integrated Device Technology, Inc.*                      10,000        100,200
  Intel Corp.                                               3,674         81,526
  International Rectifier Corp.*                            1,000         16,880
  LSI Logic Corp.*                                         15,000        104,100
  Linear Technology Corp.                                   5,600        173,880
  MEMC Electronic Materials, Inc.*                          5,000        231,050
  Micron Technology, Inc.*                                  5,000         24,150
  MIPS Technologies, Inc.*                                  3,000         11,400
  Skyworks Solutions, Inc.*                                 7,900         74,734
  Teradyne, Inc.*                                           5,000         46,850
  Texas Instruments, Inc.                                  10,000        243,800
  Volterra Semiconductor Corp.*                             3,000         49,200
                                                                    ------------
                                                                       1,335,725
                                                                    ------------
SOFTWARE - 2.49%
  Adobe Systems, Inc.*                                      5,000        206,750
  ANSYS, Inc.*                                              5,000        229,400
  Electronic Arts, Inc*                                    10,000        431,800
  Macrovision Solutions Corp.*                              1,631         24,791
  Microsoft Corp.                                          30,146        775,355
  Sonic Solutions*                                          5,000         25,750
  Symyx Technologies, Inc.*                                 5,000         47,450
  Synopsys, Inc.*                                             630         15,133
                                                                    ------------
                                                                       1,756,429
                                                                    ------------
SPECIALTY RETAIL - 0.51%
  Bed Bath & Beyond, Inc.*                                    200          5,566
  Best Buy Co., Inc.                                          456         18,112
  Cato Corp. (The)                                          5,500         98,395
  Christopher and Banks Corp.                               5,000         43,500
  Foot Locker, Inc.                                         5,300         79,818
  Hot Topic, Inc.*                                          5,000         31,450
  Office Depot, Inc.*                                         100            680
  Stage Stores, Inc.                                        5,600         82,992
                                                                    ------------
                                                                         360,513
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.55%
  Bank Mutual Corp.                                         5,200         60,840
  Brookline Bancorp, Inc.                                   5,000         48,750
  First Niagara Financial Group, Inc.                       5,000         69,950
  PMI Group, Inc.                                           1,200          3,012
  Provident Financial Services, Inc.                        5,000         72,950
  TrustCo Bank Corp.                                       15,000        130,950
                                                                    ------------
                                                                         386,452
                                                                    ------------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

SECURITY                                                   SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 81.50% (CONTINUED)

TOBACCO  - 1.25%
   Altria Group, Inc.                                      12,171   $    247,680
   Philip Morris International, Inc.*                       6,871        354,887
   Reynolds America, Inc.                                   5,000        279,150
                                                                    ------------
                                                                         881,717
                                                                    ------------
  TOTAL COMMON STOCK                                                $ 57,471,943
  (COST $52,203,608)                                                ------------

                                        INTEREST    MATURITY       PRINCIPAL         MARKET
       SECURITY                           RATE        DATE          AMOUNT            VALUE
----------------------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 18.25%
  US Treasury Bonds                      6.000%     02/15/26     $  1,000,000     $  1,165,391
  US Treasury Bonds                      6.750%     08/15/26        3,050,000        3,841,335
  US Treasury Bonds                      6.375%     08/15/27          200,000          243,609
  US Treasury Bonds                      5.000%     05/15/37          500,000          531,368
  US Treasury Notes                      4.125%     08/15/08        4,000,000        4,005,316
  US Treasury Notes                      4.625%     09/30/08          600,000          602,953
  US Treasury Notes                      4.875%     10/31/08          700,000          705,743
  US Treasury Notes                      3.875%     10/31/12        1,000,000        1,030,626
  US Treasury Notes                      3.875%     05/15/18          750,000          743,789
                                                                                  ------------
TOTAL US TREASURY OBLIGATIONS                                                     $ 12,870,130
 (COST $12,542,902)                                                               ------------

REPURCHASE AGREEMENT - 0.08%

JPMORGAN CHASE, N.A.
Dated 7/31/08, 1.800%, principal and interest in the amount
of $56,003 due 8/1/08, collaterized by US Treasury Note,
par value of $55,000 due 2/15/10 with a value of $60,013
 (COST $56,000)                                                        56,000     $     56,000
                                                                                  ------------

TOTAL INVESTMENTS - 99.83%                                                        $ 70,398,073
 (COST $64,802,510)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.17%                                          118,601
                                                                                  ------------

NET ASSETS - 100.00%                                                              $ 70,516,674
                                                                                  ============

*     Non-income producing

See Notes to Schedule of Investments.

ISI STRATEGY FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Board"). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the
Fund).

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2008:

            Tax cost of portfolio investments          $ 64,890,847
                                                       ============

            Gross unrealized appreciation              $ 10,466,450
            Gross unrealized depreciation                (4,959,224)
                                                       ------------

            Net unrealized appreciation                $  5,507,226
                                                       ============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ISI Strategy Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ R. Alan Medaugh
                           -----------------------------------------------------
                                    R. Alan Medaugh, President

Date          September 11, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ R. Alan Medaugh
                           -----------------------------------------------------
                                    R. Alan Medaugh, President

Date          September 11, 2008
      ------------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          September 11, 2008
      ------------------------------------

* Print the name and title of each signing officer under his or her signature.